SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-00018

AMERITOR SECURITY TRUST
(Exact name of registrant as specified in charter)

Offices of Ameritor Financial Corporation
4400 MacArthur Boulevard, Suite 301
Washington, D.C 20007
(Address of principal executive offices) (Zip code)

Jerome Kinney, President
4400 MacArthur Boulevard, Suite 301
Washington, D.C 20007
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

DATE OF FISCAL YEAR END:  June 30, 2011

DATE OF REPORTING PERIOD:  September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS (Un-audited)

September 30, 2011

Number of shares	Share Value	Description	Percent	Market value
		BANKING	2.62%
200	6.35	Bank Of America Corporation		1,270.00
101	40.08	HSBC Holdings		4,048.08
					5,318.08
		COMPUTERS & PERIPHERAL	46.27%
110	179.17	Internat Busin Mach		19,708.70
190	390.57	Apple Computer		74,208.30
					93,917.00
		COMMUNICATIONS	2.90%
29	0.0275	Nortel Networks		0.80
100	37.15	Verizon Communications		3,715.00
100	21.69	Comcast Corp		2,169.00
					5,884.80

		DIVERSIFIED MINERALS	4.33%
150	10.06	Alcoa inc.		1,509.00
100	31.34	Freeport-Mcmoran Copper & Gold Inc.		3,134.00
750	5.52	Northern Dynasty Minerals ltd.		4,140.00
					8,783.00
		DRUG & MEDICAL	5.91%
50	55.78	Amgen, inc.		2,789.00
100	63.9	Johnson & Johnson		6,390.00
50	56.53	Novartis Ag		2,826.50
					12,005.50
		ENERGY	3.90%
100	65.77	Alliance Resource LP		6,577.00
50	26.78	Chesapeake Energy		1,339.00
					7,916.00
		FINANCIAL & COMMERCIAL SERVICES	1.04%
20	26.9	Citigroup inc.		538.00
100	15.83	Western Union Co		1,583.00
					2,121.00
		FOOD/HEALTH CARE	3.15%
50	62.58	Pepsico Inc.		3,129.00
50	65.37	Wellpoint		3,268.50
					6,397.50
		MANUFACTURING/ENGINEERING	10.44%
100	78.6	Flowserve Corp		7,860.00
100	15.86	General electric		1,586.00
100	45	Honeywell Intl, Inc.		4,500.00
100	72.42	United Technologies		7,242.00
					21,188.00
		OIL SERVICES	9.72%
100	13.11	Nabors Industries ltd.		1,311.00
100	32.25	Halliburton Company		3,225.00
50	30.34	Canadian Natural Resources ltd		1,517.00
100	75.35	Occidential Petrolum		7,535.00
100	61.33	Schlumberger		6,133.00
					19,721.00
		RETAILERS/APPAREL	1.62%
100	32.89	Walgreen Company		3,289.00
					3,289.00
		SAVINGS & LOANS	0.03%
450	0.0735	Washington Mutual, inc.		33.08	64.35
		TELECOM-CELLULAR	1.82%
500	3.08	Alcatel Lucent		1,540.00	3,690.00

SHORT TERM INVESTMENTS
Evergreen Investmernts	6.26%	12,699.02	12,699.02
NET ASSETS	100.00%		202,994.25

AMERITOR SECURITY TRUST

the tax basis cost of the Fund's investments was $164242.20 and the unrealized appreciation and depreciation were $76853.15 and $56419.15 respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)
The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.	EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Ameritor Security Trust

By:	/s/ Jerome Kinney
Name: Jerome Kinney
Title: President (Principal Executive Officer)

Date: November 11, 2011

By:	/s/ Jerome Kinney
Title: Treasurer
(Principal Financial and Accounting Officer)

Date: November 11, 2011